OTHER EXPENSE (INCOME) (Tables)	12 Months Ended
Dec. 31, 2022
Other expense (income) [Abstract]
Schedule of other expense (income)

For the years ended December 31	2022	2021
Other Expense:
Litigation costs	$22	$17
Write-offs	15	12
Bank charges	5	7
Porgera care and maintenance costs	53	51
Supplies obsolescence	48	21
Litigation accruals and settlements	19	25
Other	28	17
Total other expense	$190	$150
Other Income:
Gain on acquisition/sale of non-current assets[1]	($405)	($213)
Insurance proceeds related to NGM	(22)	—
Loss (gain) on warrant investments at FVPL	(4)	16
Gain on non-hedge derivatives	(7)	(2)
Interest income on other assets	(17)	(15)
Other	(3)	(3)
Total other income	($458)	($217)
Total	($268)	($67)
12022 includes a gain of $300 million on the increased ownership of the Reko Diq project (refer to note 4 for further details) and $63 million from the sale of the royalty portfolios to Maverix Metals Inc. and Gold Royalty Corp. 2021 includes a gain of $205 million from the disposal of Lone Tree (refer to note 4 for further details).